(As filed copy)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(for NAV Sale)


PUTNAM HIGH YIELD ADVANTAGE FUND


AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director-General of Kanto Local Finance Bureau

                                              Filing Date:  December 22, 2003

Name of the Registrant Fund:                  PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative     Charles E. Porter
of Trust:                                     Executive Vice President,
                                              Treasurer and Principal Financial
                                              officer

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U.S.A.

Name and Title of Attorney-in-Fact:           Akihiro Wani
                                              Attorney-at-Law
                                              Signature [Akihiro Wani]
                                              ------------------------
                                                      (Seal)

Address or Location of Attorney-in-Fact:      Akasaka 2.14 Plaza Building
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo

Name of Liaison Contact:                      Akihiro Wani
                                              Attorneys-at-Law

Place of Liaison Contact:                     Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Building
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo

Phone Number:                                 03-3224-0020

Public Offering for Registration

Name of the Fund Making Public Offering
of Foreign Investment Fund Securities:

PUTNAM HIGH YIELD ADVANTAGE FUND

Aggregate Amount of Foreign Investment
Fund Securities to be Publicly Offered or Sold:

Up to 300 million Class M Shares

Up to the total amount obtained by aggregating the respective net asset value per Class M Share in respect of 300 million Class M Shares

(The maximum amount expected to be sold is 1,572 million U.S. dollars ([YEN] 170,326 million )).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=108.35 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on December 5, 2003.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2003 (U.S.$5.24) by 300 million Class M Shares for convenience.

Places where a copy of this Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of sheets of this Amendment to Securities Registration Statement in Japanese is 10 including front and back pages.)


Reason for Filing of this Amendment to Securities Registration Statement

Subject to the occurrence of some changes to the contents which were disclosed in the Securities Registration Statement of the Fund filed on May 7, 2003 (as amended on August 29, 2003), this amendment is filed pursuant to the provisions of Article 7 of the Securities and Exchange Law and Article 13 of the Cabinet Order regarding Disclosure of Contents, etc. of Specified Securities.

C O N T E N T S
                                                                     Page

PART I. INFORMATION CONCERNING SECURITIES                             1

6. SALES CHARGE                                                       1

PART II. INFORMATION CONCERNING THE FUND                              1

I. DESCRIPTION OF THE FUND                                            1

2. INVESTMENT POLICY                                                  1

(1) Basic Policy for Investment and Objectives of Investment          1

(4) Restrictions on Investment                                        4

3. INVESTMENT RISKS                                                   5

4. HANDLING FEES, ETC. AND TAXES                                      6

(1) Sales Charges                                                     6

(5) Tax Treatment of Shareholders in Japan                            6

6. MANAGEMENT AND ADMINISTRATION                                      7

(1) Outline of Management of Assets, etc.                             7

II. MISCELLANEOUS                                                     9

Note:  The revised parts are marked with underline.

PART I. INFORMATION CONCERNING SECURITIES

6. SALES CHARGE

[Before amendment]

Sales charge (in Japan) is 3.25% of the Subscription Amount.

[After amendment]

Sales charge (in Japan) is 3.4125% (3.25% before consumption tax) of the Subscription Amount.

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

2. INVESTMENT POLICY

(1) Basic Policy for Investment and Objectives of Investment:

[Before amendment]

(Omitted)

Other investments:

In addition to the main investment strategies described above, Investment Management Company may make other investments, such as investments in derivatives, including futures, options, warrants and swap contracts, equity securities, and assignments of and participations in fixed and floating rate loans, which may be subject to other risks.

We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts.

(Omitted)

[After amendment (effective from January 1, 2004)]

(Omitted)

Other investments:

In addition to the main investment strategies described above, Investment Management Company may make other investments, such as investments in derivatives, including futures, options, swap contracts, asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans, which may be subject to other risks.

We may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts.

(Omitted)

[Before amendment]

(Omitted)

Alternative strategies:

Under normal market conditions, Investment Management Company keeps the Fund's portfolio fully invested, with minimal cash holdings.

(Omitted)

[After amendment (effective from January 1, 2004)]

(Omitted)

Hybrid Instruments:

Under the U.S. law, these instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, "benchmarks"). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Alternative strategies:

Under normal market conditions, Investment Management Company keeps the Fund's portfolio fully invested, with minimal cash holdings.

(Omitted)

(4) Restrictions on Investment:

[Before amendment]

(Omitted)

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to the non-fundamental restriction above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

[After amendment (effective from January 1, 2004)]

(Omitted)

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund's offering of its shares in Japan, effective January 1, 2004 the Fund has adopted the following nonfundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund's status as a "bond investment trust" under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to the non-fundamental restrictions above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3. INVESTMENT RISKS

[Before amendment]

Credit risk:

(Omitted)

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although Investment Management Company considers credit ratings in making investment decisions, Investment Management Company performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. Investment Management Company's success in achieving the Fund's investment objective may depend more on Investment Management Company's own credit analysis when it buys lower quality bonds than when it buys higher quality bonds. Investment Management Company may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

(Omitted)

[After amendment (effective from January 1, 2004)]

Credit risk:

(Omitted)

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although Investment Management Company considers credit ratings in making investment decisions, Investment Management Company performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. Investment Management Company's success in achieving the Fund's investment objective may depend more on Investment Management Company's own credit analysis when it buys lower quality bonds than when it buys higher quality bonds. Investment Management Company may have to participate in legal proceedings involving the issuer. This could increase the Fund's operating expenses and decrease its net asset value.

(Omitted)

4. HANDLING FEES, ETC. AND TAXES

(1) Sales Charges:

[Before amendment]

Sales charge in Japan is 3.25% of the subscription amount, which is the net asset value per Share next calculated on the day on which the Fund has received the application. A 5% consumption tax shall be imposed on the sales charge.

(Omitted)

[After amendment]

Sales charge in Japan is 3.4125% (3.25% before consumption tax) of the subscription amount, which is the net asset value per Share next calculated on the day on which the Fund has received the application.

(Omitted)

(5) Tax Treatment of Shareholders in Japan:

[Before amendment]

As of May 7, 2003, the tax treatment of Shareholders in Japan is as follows:

(Omitted)

[After amendment]

1. On or before December 31, 2003

The tax treatment of Shareholders in Japan is as follows:

(Omitted)

2. On or after January 1, 2004

The Fund intends to qualify as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis the tax treatment of Shareholders in Japan would be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

i) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5%) in Japan. In this case, no report concerning distributions will be filed with the Japanese tax authorities.

ii) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Paying Handling Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

iii) Net investment returns such as interest, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. When the recently signed U.S.-Japanese tax treaty enters into force (after the treaty is ratified) and becomes applicable, such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

iv) The Japanese withholding tax imposed on distributions as referred to in
i) and ii) above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic bond investment trust making public offering of investment fund securities.

(Note) The above description may be changed due to tax reform, etc.

6. MANAGEMENT AND ADMINISTRATION

(1) Outline of Management of Assets, etc.:

B. Procedures for Sales of Shares Etc.:

[Before amendment]

i) Sales in the United States

(Omitted)

Investors can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge.@ Investor's financial advisor or Putnam Investor Services generally must receive investor's completed buy order before the close of regular trading on the New York Stock Exchange for investor's shares to be bought at that day's offering price.

Investors can buy shares:

-- Through a financial advisor. Investor's advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investor for his or her services.

(Omitted)

[After amendment]

i) Sales in the United States

(Omitted)

Investors can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge.@ Investor's financial advisor or Putnam Investor Services generally must receive investor's completed buy order before the close of regular trading on the New York Stock Exchange for investor's shares to be bought at that day's offering price.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor's account, the Fund reserves the right to close such account.

Investors can buy shares:

-- Through a financial advisor. Investor's advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investor for his or her services.

(Omitted)

[Before amendment]

ii) Sales in Japan

(Omitted)

The issue price for Shares during the Subscription period shall be the net asset value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge, 3.25% of the amount of subscription, shall be paid to and retained by the Mitsubishi on the delivery date in Japan. In addition, investors must pay a 5% consumption tax on the Sales Charge.

(Omitted)

[After amendment]

ii) Sales in Japan

(Omitted)

The issue price for Shares during the Subscription period shall be the net asset value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge, 3.4125% (3.25% before consumption tax) of the amount of subscription, shall be paid to and retained by the Mitsubishi on the delivery date in Japan.

(Omitted)

II. MISCELLANEOUS

[Before amendment]

2.(1) The following will appear between the cover page and the signature page of the Japanese Prospectus.

Summary of the Prospectus:

(Omitted)

Sales Charge: Sales Charge (in Japan) is 3.25% of the Subscription Amount (Investors must pay a 5% consumption tax on the Sales Charges).

(Omitted)

[After amendment]

2.(1) The following will appear between the cover page and the signature page of the Japanese Prospectus.

Summary of the Prospectus:

(Omitted)

Sales Charge: Sales Charge (in Japan) is 3.4125% (3.25% before consumption tax) of the Subscription Amount.

(Omitted)